REVENUE	9 Months Ended
Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
REVENUE

4. REVENUE

Disaggregation of revenue

There is significant homogeneity amongst the Company’s revenue-generating activities. In all service lines, the Company provides a “suite of services” to fulfill a customer purchase/service order, encompassing personnel, use of Company equipment, and supplies required to perform the services. Over 98% of the Company’s revenue is from the MENA region with the majority sourced from governmental customers, predominantly in Oman and Saudi Arabia. Information regularly reviewed by the chief operating decision maker (“CODM”) for evaluating the financial performance of operating segments is focused on the timing of when the services are performed during a well’s lifecycle. Production Services are services performed during the production stage of a well’s lifecycle. Drilling and Evaluation Services are services performed during the pre-production stages of a well’s lifecycle.

Based on these considerations, the following table provides disaggregated revenue data by the phase in a well’s lifecycle during which revenue has been recorded (in US$ thousands):

	Quarter ended		Year-to-date period ended
Revenue by Phase in Well’s Lifecycle:	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
Production Services	$148,292	$97,160	$420,516	$284,631
Drilling and Evaluation Services	70,131	64,446	200,455	188,578
Total revenue by phase in well’s life cycle	$218,423	$161,606	$620,971	$473,209